Retirement Benefits (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Schedule of Changes in Projected Benefit Obligations

The following table summarizes the Company’s change in benefit obligation for the periods ended September 30, 2015 and December 31, 2014:

Puget Energy and Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	Nine Months Ended September 30, 2015	Year Ended December 31, 2014	Nine Months Ended September 30, 2015	Year Ended December 31, 2014	Nine Months Ended September 30, 2015	Year Ended December 31, 2014
Change in benefit obligation:
Benefit obligation at beginning of period	$690,194	$573,317	$55,855	$47,279	$15,688	$14,939
Service cost	15,966	17,437	831	1,042	84	112
Interest cost	21,066	28,039	1,710	2,310	467	684
Actuarial loss (gain)	(588)	104,618	—	7,162	(540)	1,108
Benefits paid	(41,804)	(33,217)	(3,026)	(1,938)	(1,045)	(1,424)
Medicare part D subsidy received	—	—	—	—	221	269

Benefit obligation at end of period	$684,834	$690,194	$55,370	$55,855	$14,875	$15,688

The following tables summarize the Company’s change in benefit obligation, change in plan assets and amounts recognized in the Statements of Financial Position for the years ended December 31, 2014 and 2013:

Puget Energy and Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2014	2013	2014	2013	2014	2013
Change in benefit obligation:
Benefit obligation at beginning of period	$573,317	$616,290	$47,279	$51,795	$14,939	$17,672
Service cost	17,437	19,285	1,042	1,498	112	134
Interest cost	28,039	24,754	2,310	2,045	684	664
Amendment	—	—	—	478	—	—
Actuarial loss (gain)	104,618	(48,559)	7,162	(1,687)	1,108	(2,240)
Benefits paid	(33,217)	(38,453)	(1,938)	(6,850)	(1,424)	(1,536)
Medicare part D subsidy received	—	—	—	—	269	245

Benefit obligation at end of period	$690,194	$573,317	$55,855	$47,279	$15,688	$14,939

Schedule of Changes in Fair Value of Plan Assets

Puget Energy and Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2014	2013	2014	2013	2014	2013
Change in plan assets:
Fair value of plan assets at beginning of period	$615,721	$531,183	$—	$—	$8,774	$7,541
Actual return on plan assets	25,669	102,591	—	—	522	1,861
Employer contribution	18,000	20,400	1,938	6,850	488	908
Benefits paid	(33,217)	(38,453)	(1,938)	(6,850)	(1,424)	(1,536)

Fair value of plan assets at end of period	$626,173	$615,721	$—	$—	$8,360	$8,774

Funded status at end of period	$(64,021)	$42,404	$(55,855)	$(47,279)	$(7,328)	$(6,165)

Schedule of Amounts Recognized in Balance Sheet and Accumulated Other Comprehensive Income

Puget Energy and Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2014	2013	2014	2013	2014	2013
Amounts recognized in Statement of Financial Position consist of:
Noncurrent assets	$—	$42,404	$—	$—	$—	$—
Current liabilities	—	—	(4,386)	(3,981)	(355)	(421)
Noncurrent liabilities	(64,021)	—	(51,469)	(43,298)	(6,973)	(5,744)

Net assets (liabilities)	$(64,021)	$42,404	$(55,855)	$(47,279)	$(7,328)	$(6,165)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

The following tables summarize Puget Energy’s and Puget Sound Energy’s benefit obligations recognized in other comprehensive income for the years ended December 31, 2014 and 2013:

Puget Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2014	2013	2014	2013	2014	2013
Other changes (pre-tax) in plan assets and benefit obligations recognized in other comprehensive income:
Net loss (gain)	$121,413	$(112,055)	$7,162	$(1,687)	$1,121	$(3,665)
Amortization of net loss (gain)	—	(2,889)	(913)	(1,461)	394	(70)
Prior service credit	—	—	—	478	—	—
Amortization of prior service credit	1,980	1,980	(42)	17	—	—

Total change in other comprehensive income for year	$123,393	$(112,964)	$6,207	$(2,653)	$1,515	$(3,735)

Schedule of Assumptions Used

In accounting for pension and other benefit obligations and costs under the plans, the following weighted-average actuarial assumptions were used by the Company:

	Qualified Pension Benefits			SERP Pension Benefits			Other Benefits
	2014	2013	2012	2014	2013	2012	2014	2013	2012
Benefit Obligation Assumptions
Discount rate[1]	4.25%	5.10%	4.15%	4.25%	5.10%	4.15%	4.25%	5.10%	4.15%
Rate of compensation increase	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Medical trend rate	—	—	—	—	—	—	5.70%	6.80%	7.50%

Benefit Cost Assumptions
Discount rate	5.10%	4.15%	4.75%	5.10%	4.15%	4.75%	5.10%	4.15%	4.75%
Rate of plan assets	7.75%	7.75%	7.75%	—	—	—	7.00%	6.90%	7.50%
Rate of compensation increase	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Medical trend rate	—	—	—	—	—	—	6.70%	8.20%	7.50%

[1]	The Company calculates the present value of the pension liability using a discount rate of 4.25% which represents the single-rate equivalent of the AA rated corporate bond yield curve.

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates

A 1.0% change in the assumed medical inflation rate would have the following effects:

	2014		2013
(Dollars in Thousands)	1% Increase	1% Decrease	1% Increase	1% Decrease
Effect on post-retirement benefit obligation	$47	$(47)	$66	$(66)
Effect on service and interest cost components	2	(2)	3	(3)

Schedule of Expected Benefit Payments

The expected total benefits to be paid under the next five years and the aggregate total to be paid for the five years thereafter are as follows:

(Dollars in Thousands)	2015	2016	2017	2018	2019	2020-2024
Qualified Pension total benefits	$41,100	$41,400	$42,100	$43,300	$43,900	$237,300
SERP Pension total benefits	$4,386	$2,595	1,940	5,346	5,811	18,759
Other Benefits total with Medicare Part D subsidy	$1,080	$1,136	$1,113	$1,085	$1,062	$5,935
Other Benefits total without Medicare Part D subsidy	$1,429	$1,414	$1,398	$1,380	$1,362	$6,340

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets

To obtain the desired return needed to fund the pension benefit plans, the Retirement Plan Committee has established investment allocation percentages by asset classes as follows:

	Allocation
Asset Class	Minimum	Target	Maximum
Domestic large cap equity	25%	31%	40%
Domestic small cap equity	0%	9%	15%
Non-U.S. equity	10%	25%	30%
Fixed income	15%	25%	30%
Real estate	0%	0%	10%
Absolute return	5%	10%	15%
Cash	0%	0%	5%

Schedule of Allocation of Plan Assets

 To obtain the desired return needed to fund the pension benefit plans, the Retirement Plan Committee has established investment allocation percentages by asset classes as follows:

	Allocation
Asset Class	Minimum	Target	Maximum
Domestic large cap equity	25%	31%	40%
Domestic small cap equity	0%	9%	15%
Non-U.S. equity	10%	25%	30%
Fixed income	15%	25%	30%
Real estate	0%	0%	10%
Absolute return	5%	10%	15%
Cash	0%	0%	5%

The following table sets forth by level, within the fair value hierarchy, the qualified pension plan as of December 31, 2014 and 2013:

	Recurring Fair Value Measures As of December 31, 2014				Recurring Fair Value Measures As of December 31, 2013
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Non-US equity[1]	$71,026	$74,131	$—	$145,157	$76,188	$78,816	$—	$155,004
Domestic large cap equity[2]	134,765	68,336	—	203,101	157,874	35,851	—	193,725
Domestic small cap equity[3]	59,657	—	—	59,657	62,867	—	—	62,867

Total equities	265,448	142,467	—	407,915	296,929	114,667	—	411,596

Tactical asset allocation[4]	—	—	—	—	—	—	—	—
Fixed income securities[5]	72,331	67,182	—	139,513	135,007	—	—	135,007
Absolute return[6]	—	—	65,251	65,251	—	—	62,278	62,278
Cash and cash equivalents[7]	12,650	—	—	12,650	—	7,054	—	7,054

Subtotal	$350,429	$209,649	$65,251	$625,329	$431,936	$121,721	$62,278	$615,935

Net (payable) receivable	—	—	—	844	—	—	—	(417)
Accrued income	—	—	—	—	—	—	—	203

Total assets				$626,173				$615,721

[1]	Non—US Equity investments are comprised of a (1) mutual fund; and a (2) commingled fund. The investment in the mutual fund is valued using quoted market prices multiplied by the number of shares owned as of December 31, 2014. The investment in the commingled fund is valued at the net asset value per share multiplied by the number of shares held as of December 31, 2014.
[2]	Domestic large cap equity investments are comprised of (1) common stock, and a (2) commingled fund. Investments in common stock are valued using quoted market prices multiplied by the number of shares owned as of December 31, 2014. The investment in the commingled fund is valued at the net asset value per share multiplied by the number of shares held as of December 31, 2014.
[3]	Domestic small cap equity investments are comprised of (1) common stock and a (2) mutual fund. The investments in common stock are valued using quoted market prices multiplied by the number of shares owned as of December 31, 2014. The investment in the mutual fund is valued using quoted market prices multiplied by the number of shares owned as of December 31, 2014.
[4]	The tactical asset allocation investment is comprised of a commingled fund, which is valued at the net asset value per share multiplied by the number of shares held as of the measurement date.
[5]	Fixed income securities consist of a mutual fund. The investment in the mutual fund is valued using quoted market prices multiplied by the number of shares owned as of December 31, 2014.
[6]	As of December 31, 2014 absolute return investments consist of two partnerships. The partnerships are valued using the financial reports as of December 31, 2014. These investments are a Level 3 under ASC 820 because the significant valuation inputs are primarily internal to the partnerships with little third party involvement.
[7]	The investment consists of a money market fund, which is valued at the net asset value per share of $1.00 per unit as of December 31, 2014. The money market fund invests primarily in commercial paper, notes, repurchase agreements, and other evidences of indebtedness which are payable on demand or short-term in nature.

The following table sets forth by level, within the fair value hierarchy, the Other Benefits plan assets which consist of insurance benefits for retired employees, at fair value:

	Recurring Fair Value Measures As of December 31, 2014			Recurring Fair Value Measures As of December 31, 2013
(Dollars in Thousands)	Level 1	Level 2	Total	Level 1	Level 2	Total
Assets:
Mutual fund[1]	$8,301	$—	$8,301	$8,703	$—	$8,703
Cash equivalents[2]	59	—	59	—	71	71

Total assets	$8,360	$—	$8,360	$8,703	$71	$8,774

[1]	This is a publicly traded balanced mutual fund. The fund seeks regular income, conservation of principal, and an opportunity for long-term growth of principal and income. The fair value is determined by taking the number of shares owned by the plan, and multiplying by the market price as of December 31, 2014.
[2]	This is a money market fund. The money market fund investments are valued at the net asset value per share of $1.00 per unit as of December 31, 2014. The money market fund invests primarily in commercial paper, notes, repurchase agreements, and other evidences of indebtedness which are payable on demand or short-term in nature.

Subsidiaries [Member]
Schedule of Amounts Recognized in Balance Sheet and Accumulated Other Comprehensive Income

Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2014	2013	2014	2013	2014	2013
Amounts recognized in Accumulated Other Comprehensive Income consist of:
Net loss (gain)	$247,331	$138,324	$19,751	$14,050	$(3,733)	$(5,556)
Prior service cost (credit)	(10,952)	(12,525)	339	383	3	6

Total	$236,379	$125,799	$20,090	$14,433	$(3,730)	$(5,550)

Schedule of Net Benefit Costs

Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
	Three Months Ended September 30,
(Dollars in Thousands)	2015	2014	2015	2014	2015	2014
Components of net periodic benefit cost:
Service cost	$5,322	$4,359	$277	$261	$28	$28
Interest cost	7,022	7,010	570	577	156	171
Expected return on plan assets	(11,366)	(10,813)	—	—	(133)	(134)
Amortization of prior service cost	(393)	(393)	11	11	—	1
Amortization of net loss (gain)	5,139	3,298	530	365	(101)	(175)

Net periodic benefit cost	$5,724	$3,461	$1,388	$1,214	$(50)	$(109)

Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
	Nine Months Ended September 30,
(Dollars in Thousands)	2015	2014	2015	2014	2015	2014
Components of net periodic benefit cost:
Service cost	$15,966	$13,077	$831	$782	$84	$84
Interest cost	21,066	21,030	1,710	1,732	467	513
Expected return on plan assets	(34,097)	(32,439)	—	—	(399)	(401)
Amortization of prior service cost	(1,179)	(1,179)	33	33	2	3
Amortization of net loss (gain)	15,416	9,895	1,590	1,095	(304)	(527)

Net periodic benefit cost	$17,172	$10,384	$4,164	$3,642	$(150)	$(328)

Puget Sound Energy	Qualified Pension Benefits			SERP Pension Benefits			Other Benefits
(Dollars in Thousands)	2014	2013	2012	2014	2013	2012	2014	2013	2012
Components of net periodic benefit cost:
Service cost	$17,437	$19,285	$16,926	$1,042	$1,498	$1,073	$112	$134	$139
Interest cost	28,039	24,753	25,986	2,310	2,045	2,152	684	664	751
Expected return on plan assets	(43,252)	(40,685)	(41,533)	—	—	—	(535)	(436)	(435)
Amortization of prior service cost (credit)	(1,573)	(1,573)	(1,573)	44	(16)	293	3	30	35
Amortization of net loss (gain)	13,195	20,612	15,015	1,461	2,191	1,432	(702)	(284)	(245)
Amortization of transition obligation	—	—	—	—	—	—	—	—	50

Net periodic benefit cost	$13,846	$22,392	$14,821	$4,857	$5,718	$4,950	$(438)	$108	$295

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Puget Sound Energy	Qualified Pension Benefit		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2014	2013	2014	2013	2014	2013
Other changes (pre-tax) in plan assets and benefit obligations recognized in other comprehensive income:
Net loss (gain)	$122,202	$(110,465)	$7,162	$(1,687)	$1,121	$(3,665)
Amortization of net (loss) gain	(13,195)	(20,612)	(1,461)	(2,191)	702	284
Prior service cost (credit)	—	—	—	477	—	—
Amortization of prior service cost (credit)	1,573	1,573	(44)	16	(3)	(30)
Amortization of transition obligation	—	—	—	—	—	—

Total change in other comprehensive income for year	$110,580	$(129,504)	$5,657	$(3,385)	$1,820	$(3,411)

Parent Company [Member]
Schedule of Amounts Recognized in Balance Sheet and Accumulated Other Comprehensive Income

Puget Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2014	2013	2014	2013	2014	2013
Amounts recognized in Accumulated Other Comprehensive Income consist of:
Net loss (gain)	$55,471	$(65,943)	$15,918	$9,670	$(1,457)	$(2,972)
Prior service cost (credit)	(13,782)	(15,762)	331	373	—	—

Total	$41,689	$(81,705)	$16,249	$10,043	$(1,457)	$(2,972)

Schedule of Net Benefit Costs

The following tables summarize the Company’s net periodic benefit cost for the three and nine months ended September 30, 2015 and 2014:

Puget Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
	Three Months Ended September 30,
(Dollars in Thousands)	2015	2014	2015	2014	2015	2014
Components of net periodic benefit cost:
Service cost	$5,322	$4,359	$277	$261	$28	$28
Interest cost	7,022	7,010	570	577	156	171
Expected return on plan assets	(11,260)	(10,616)	—	—	(133)	(134)
Amortization of prior service cost	(495)	(495)	11	12	—	—
Amortization of net loss (gain)	972	—	410	228	(33)	(228)

Net periodic benefit cost	$1,561	$258	$1,268	$1,078	$18	$(163)

Puget Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
	Nine Months Ended September 30,
(Dollars in Thousands)	2015	2014	2015	2014	2015	2014
Components of net periodic benefit cost:
Service cost	$15,966	$13,077	$831	$782	$84	$84
Interest cost	21,066	21,030	1,710	1,732	467	513
Expected return on plan assets	(33,779)	(31,848)	—	—	(399)	(401)
Amortization of prior service cost	(1,485)	(1,485)	33	33	—	—
Amortization of net loss (gain)	2,915	—	1,230	684	(99)	(296)

Net periodic benefit cost	$4,683	$774	$3,804	$3,231	$53	$(100)

The following tables summarize Puget Energy’s and Puget Sound Energy’s net periodic benefit cost for the years ended December 31, 2014, 2013 and 2012:

Puget Energy	Qualified Pension Benefits			SERP Pension Benefits			Other Benefits
(Dollars in Thousands)	2014	2013	2012	2014	2013	2012	2014	2013	2012
Components of net periodic benefit cost:
Service cost	$17,437	$19,285	$16,926	$1,042	$1,498	$1,073	$112	$134	$139
Interest cost	28,039	24,754	25,986	2,310	2,045	2,152	684	664	751
Expected return on plan assets	(42,464)	(39,095)	(36,203)	—	—	—	(535)	(436)	(435)
Amortization of prior service cost (credit)	(1,980)	(1,980)	(1,980)	42	(17)	—	—	—	—
Amortization of net loss	—	2,889	768	913	1,461	702	(393)	69	53

Net periodic benefit cost	$1,032	$5,853	$5,497	$4,307	$4,987	$3,927	$(132)	$431	$508